Business and Asset Acquisitions - Schedule of Deferred Consideration (Details) (10Q)	3 Months Ended
Mar. 31, 2017 USD ($)
Current portion	$ 164,029
Noncurrent portion	1,014,672
Total deferred consideration	1,178,701
Ermis Labs Acquisition [Member]
Deferred consideration payable, beginning	1,131,822
Accretion of interest	46,879
Deferred consideration payable, ending	$ 1,178,701